Share capital, Capital Structure (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital structure [Abstract]
Balance, beginning of period	SFr 215,478	SFr 272,442	SFr 177,623
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	12,121
Conversion of note agreement, net of transaction costs	16,744		47,778
Issuance of shares to be held as treasury shares, net of transaction costs	0	0
Balance, end of period	SFr 231,979	SFr 215,478	SFr 272,442
Number of RSUs either expired or forfeited (in shares)	19,632
Common Shares [Member]
Capital structure [Abstract]
Balance, beginning of period (in shares)	76,936,738	71,859,431
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs (in shares)	0
Asset purchase agreement, net of transaction costs (in shares)	7,106,840
Conversion of note agreement, net of transaction costs (in shares)	3,026,634
Issuance of shares - incentive plans, net of transaction costs (in shares)	237,258
Issuance of shares - incentive plans, net of RSU expiration and forfeiture (in shares)		77,307
Issuance of shares to be held as treasury shares, net of transaction costs (in shares)	2,393,160	5,000,000
Balance, end of period (in shares)	89,700,630	76,936,738	71,859,431
Shares outstanding, excluding treasury shares (in shares)	83,479,013	71,936,738
Share Capital [Member]
Capital structure [Abstract]
Balance, beginning of period	SFr 1,538	SFr 1,437	SFr 1,351
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	0
Asset purchase agreement, net of transaction costs	142
Conversion of note agreement, net of transaction costs	61		73
Issuance of shares - incentive plans, net of transaction costs	5
Issuance of shares - incentive plans, net of RSU expiration and forfeiture		1
Issuance of shares to be held as treasury shares, net of transaction costs	48	100
Balance, end of period	1,794	1,538	1,437
Share Premium [Member]
Capital structure [Abstract]
Balance, beginning of period	346,890	346,526	298,149
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	12,097
Asset purchase agreement, net of transaction costs	54,328
Conversion of note agreement, net of transaction costs	16,683		47,705
Issuance of shares - incentive plans, net of transaction costs	1,253
Issuance of shares - incentive plans, net of RSU expiration and forfeiture		364
Issuance of shares to be held as treasury shares, net of transaction costs	0	0
Balance, end of period	431,251	346,890	346,526
Treasury shares [member]
Capital structure [Abstract]
Balance, beginning of period	SFr (100)	SFr 0	0
Balance, beginning of period (in shares)	(5,000,000)	0
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	SFr 24
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs (in shares)	1,171,543
Asset purchase agreement, net of transaction costs	SFr 0
Asset purchase agreement, net of transaction costs (in shares)	0
Conversion of note agreement, net of transaction costs	SFr 0		0
Conversion of note agreement, net of transaction costs (in shares)	0
Issuance of shares - incentive plans, net of transaction costs	SFr 0
Issuance of shares - incentive plans, net of transaction costs (in shares)	0
Issuance of shares - incentive plans, net of RSU expiration and forfeiture		SFr 0
Issuance of shares - incentive plans, net of RSU expiration and forfeiture (in shares)		0
Issuance of shares to be held as treasury shares, net of transaction costs	SFr (48)	SFr (100)
Issuance of shares to be held as treasury shares, net of transaction costs (in shares)	(2,393,160)	(5,000,000)
Balance, end of period	SFr (124)	SFr (100)	SFr 0
Balance, end of period (in shares)	(6,221,617)	(5,000,000)	0
Nominal value per share (in CHF per share)	SFr 0.02